FSB Bancorp, Inc. (Parent Company Only) Financial Information (Restated) (Details 1) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Income Statement [Abstract]
Interest Income	[1]						$ 10,157		$ 8,724
Net Income		$ 179	$ 224	$ (5)	$ 219	$ 398	211	[1]	854	[1]
Parent company
Income Statement [Abstract]
Interest Income							29		20
Other Expense							(301)		(89)
Equity in undistributed earnings of banking subsidiary							483		923
Net Income							$ 211		$ 854

[1]	Restated